Company's Significant Customers Revenue Information (Detail) (Sales Revenue, Net [Member], Customer Concentration Risk [Member], Customera [Member])	5 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2013 Successor [Member]	Aug. 30, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	12.00%	15.00%	15.00%	12.00%